Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Intangible Assets [Line Items]
Definite-lived assets, Gross	$ 975,999	$ 968,365
Definite-lived assets, Accumulated Amortization	516,408	446,368
Total intangible assets, Net Carrying Value	459,591	521,997
Total intangible assets, Gross	1,111,632	1,086,623
Total intangible assets, Net Carrying Value	$ 595,224	640,255
Minimum
Schedule Of Intangible Assets [Line Items]
Life (years)	2 years
Maximum
Schedule Of Intangible Assets [Line Items]
Life (years)	20 years
Licenses
Schedule Of Intangible Assets [Line Items]
Indefinite-lived assets	$ 135,633	118,258
Customer Relationships
Schedule Of Intangible Assets [Line Items]
Definite-lived assets, Gross	542,137	539,173
Definite-lived assets, Accumulated Amortization	335,647	293,648
Total intangible assets, Net Carrying Value	$ 206,490	245,525
Customer Relationships | Minimum
Schedule Of Intangible Assets [Line Items]
Life (years)	5 years
Customer Relationships | Maximum
Schedule Of Intangible Assets [Line Items]
Life (years)	20 years
Trade Names
Schedule Of Intangible Assets [Line Items]
Definite-lived assets, Gross	$ 332,977	328,089
Definite-lived assets, Accumulated Amortization	140,020	116,644
Total intangible assets, Net Carrying Value	$ 192,957	211,445
Trade Names | Minimum
Schedule Of Intangible Assets [Line Items]
Life (years)	2 years
Trade Names | Maximum
Schedule Of Intangible Assets [Line Items]
Life (years)	20 years
Licenses
Schedule Of Intangible Assets [Line Items]
Definite-lived assets, Gross	$ 68,425	64,340
Definite-lived assets, Accumulated Amortization	17,528	13,964
Total intangible assets, Net Carrying Value	$ 50,897	50,376
Licenses | Minimum
Schedule Of Intangible Assets [Line Items]
Life (years)	10 years
Licenses | Maximum
Schedule Of Intangible Assets [Line Items]
Life (years)	20 years
Doctor/Payor Network
Schedule Of Intangible Assets [Line Items]
Definite-lived assets, Gross	$ 12,730	12,730
Definite-lived assets, Accumulated Amortization	10,965	8,800
Total intangible assets, Net Carrying Value	$ 1,765	3,930
Doctor/Payor Network | Minimum
Schedule Of Intangible Assets [Line Items]
Life (years)	5 years
Doctor/Payor Network | Maximum
Schedule Of Intangible Assets [Line Items]
Life (years)	8 years
Covenants Not to Complete
Schedule Of Intangible Assets [Line Items]
Definite-lived assets, Gross	$ 8,790	13,084
Definite-lived assets, Accumulated Amortization	5,886	8,504
Total intangible assets, Net Carrying Value	$ 2,904	4,580
Covenants Not to Complete | Minimum
Schedule Of Intangible Assets [Line Items]
Life (years)	2 years
Covenants Not to Complete | Maximum
Schedule Of Intangible Assets [Line Items]
Life (years)	7 years
Other Intangible Assets [Member]
Schedule Of Intangible Assets [Line Items]
Definite-lived assets, Gross	$ 10,940	10,949
Definite-lived assets, Accumulated Amortization	6,362	4,808
Total intangible assets, Net Carrying Value	$ 4,578	$ 6,141
Other Intangible Assets [Member] | Minimum
Schedule Of Intangible Assets [Line Items]
Life (years)	5 years
Other Intangible Assets [Member] | Maximum
Schedule Of Intangible Assets [Line Items]
Life (years)	7 years